Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229339
Shareholder Report [Line Items]
Fund Name	Total Return ETF
Trading Symbol	TOTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 544,052,000
Holdings Count | Holding	1,428
InvestmentCompanyPortfolioTurnover	80.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$544,052 Number of Portfolio Holdings1,428 Portfolio Turnover Rate80.2%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	24.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.1
Corporate Bonds	20.1
Asset-Backed Securities	13.9
Non-U.S. Government Mortgage-Backed Securities	8.0
Bank Loans	6.5
Foreign Government Obligations & Municipalities	4.8
Bond Funds	0.5
Municipal Securities	0.3
Short-Term and Other	(2.4)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	11.3
Federal Home Loan Mortgage	8.4
Federal National Mortgage Assn.	7.7
Government National Mortgage Assn.	4.8
UMBS, TBA	3.3
Hungary Government Bonds	1.3
Carvana Auto Receivables Trust	0.9
Bank5	0.7
Colombian TES	0.7

Material Fund Change [Text Block]